Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	As of December 31,
(in thousands of $)	2024	2023	2022
Money market funds	$1,394,409	$1,678,100	$669,147
Term accounts	100,000	350,000	54,116
Cash and bank balances	5,527	20,744	77,477
Total cash and cash equivalents	$1,499,936	$2,048,844	$800,740